Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 55,952,873	$ 40,109,382	$ 59,879,596	$ 56,860,845